Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Financial Net Assets Measured at Fair Value on Recurring Basis

The Company’s financial net assets measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of March 31, 2025, and December 31, 2024, respectively:

	As of March 31, 2025
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale marketable securities	$-	$33,372	$-	$33,372
Foreign currency derivative contracts	-	156	-	156

Liabilities:
Foreign currency derivative contracts	-	(402)	-	(402)

Total financial net assets	$-	$33,126	$-	$33,126

	As of December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Assets:
Available-for-sale marketable securities	$-	$26,470	$-	$26,470
Foreign currency derivative contracts	-	584	-	584

Liabilities:
Foreign currency derivative contracts	-	(224)	-	(224)

Total financial net assets	$-	$26,830	$-	$26,830